UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  September 30, 2010
                                               ----------------------------

Check here if Amendment [   ]; Amendment Number:
                                                  -----
   This Amendment (Check only one.):  [   ] is a restatement.
                                      [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      3G Capital Partners Ltd
           --------------------------------------------------
Address:   c/o 3G Capital Inc.
           --------------------------------------------------
           800 Third Avenue, 31st Floor
           --------------------------------------------------
           New York, NY 10022
           --------------------------------------------------

Form 13F File Number:  028-12896
                       ------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Bernardo Piquet
           --------------------------------------------------
Title:     Director
           --------------------------------------------------
Phone:     (212) 893-6727
           --------------------------------------------------

Signature, Place, and Date of Signing:

       /S/ Bernardo Piquet          New York, New York         November 15, 2010
       ------------------------   --------------------------  ---------------
             [Signature] [City, State] [Date]

Report Type (Check only one.):

[ X ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[   ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[   ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager:

NONE

                              Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:                   0
                                               -------------

Form 13F Information Table Entry Total:              17
                                               -------------
                                                 $1,773,807
Form 13F Information Table Value Total:        -------------
                                                (thousands)


List of Other Included Managers:


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE


        COLUMN 1                COLUMN 2    COLUMN 3       COLUMN 4         COLUMN 5     COLUMN 6  COLUMN 7        COLUMN 8
                                                                                                             VOTING AUTHORITY
                                                           VALUE     SHRS OR  SH/ PUT/ INVESTMENT  OTHER      SOLE     SHARED  NONE
     NAME OF ISSUER          TITLE OF CLASS   CUSIP       (X$1000)   PRN AMT  PRN CALL DISCRETION MANAGER

ADOBE SYS INC                COM              00724F 10 1   10,068    385,000  SH          SOLE            385,000
BANK OF AMERICA CORPORATION  COM              060505 10 4   21,816  1,665,000  SH          SOLE          1,665,000
CHECK POINT SOFTWARE TECH LT ORD              M22465 10 4   16,320    441,909  SH          SOLE            441,909
CITIGROUP INC                COM              172967 10 1   23,680  6,056,186  SH          SOLE          6,056,186
COCA COLA ENTERPRISES INC    COM              191219 10 4   49,377  1,592,817  SH          SOLE          1,592,817
CSX CORP                     COM              126408 10 3  953,321  17,232,854 SH          SOLE         17,232,854
GAP INC DEL                  COM              364760 10 8   27,188  1,458,581  SH          SOLE          1,458,581
HEWLETT PACKARD CO           COM              428236 10 3   41,805    993,700  SH          SOLE            993,700
ING GROUP N V                SPONSORED ADR    456837 10 3      206     20,067  SH          SOLE             20,067
ISHARES TR                   TRANSP AVE IDX   464287 19 2   97,980  1,200,000  SH    PUT   SOLE          1,200,000
KRAFT FOODS INC              CL A             50075N 10 4    2,425     78,589  SH          SOLE             78,589
MCDERMOTT INTL INC           COM              580037 10 9   21,999  1,488,400  SH          SOLE          1,488,400
MICROSOFT CORP               COM              594918 10 4   31,939  1,304,176  SH          SOLE          1,304,176
NORFOLK SOUTHERN CORP        COM              655844 10 8   61,380  1,031,427  SH          SOLE          1,031,427
PETROLEO BRASILEIRO SA PETRO SPONSORED ADR    71654V 40 8   45,599  1,257,200  SH          SOLE          1,257,200
SPDR TR                      UNIT SER 1       78462F 10 3  342,390  3,000,000  SH    PUT   SOLE          3,000,000
YAHOO INC                    COM              984332 10 6   26,314  1,857,000  SH          SOLE          1,857,000

